Document and Entity Information	Sep. 09, 2026
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	Bluerock Acquisition Corp. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002098410
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1